Prepaid Expense (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense [Abstract]
Schedule of Prepaid Expense

Prepaid expense consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Consulting fee	$1,079,299	$-
Legal fee	20,000	-
Insurance expenses	17,948	2,599
Others	7,420	1,172
Total	$1,124,667	$3,771